Farmers New World Life Insurance Company Legal Department 3120 139th Avenue SE, Suite 300 Bellevue, Washington 98005

May 6, 2019	GARRETT B. PADDOR GENERAL COUNSEL & CORPORATE SECRETARY DIRECT: 206/275-8152 MAIN: 206/275-8140 EMAIL: GARRETT_PADDOR@FARMERSINSURANCE.COM

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

RE:	Farmers New World Life Insurance Company
Farmers Variable Life Separate Account A
Post-Effective Amendment No. 11 to Form N-6 (File No. 333-149540) Farmers EssentialLife® Variable Universal Life

Commissioners:

On behalf of Farmers New World Life Insurance Company (the “Company”) and Farmers Variable Life Separate Account A (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable universal life contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-6 for the Separate Account. That Amendment was filed electronically with the Commission on May 1, 2019.

Sincerely,

/s/ Garrett B. Paddor

Garrett B. Paddor

General Counsel and Corporate Secretary

Farmers New World Life Insurance Company